Segment reporting (Tables)	6 Months Ended
Jun. 30, 2022
Text block [abstract]
Summary of Segment Reporting
All figures in the tables below are stated in million US dollar, except volume (million hls). The information presented is for the six-month
period ended 30 June 2022 and 2021, except for segment assets
(non-current)
with comparatives at 31 December 2021.

	North America		Middle Americas		South America		EMEA		Asia Pacific		Global Export and Holding companies		AB InBev Worldwide
	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021
Volume	51	53	72	68	77	72	43	41	45	46	—	—	289	280
Revenue	8 192	8 040	6 693	5 893	5 333	4 146	3 940	3 763	3 471	3 500	399	491	28 027	25 832
Profit from operations	2 570	2 612	2 416	2 207	1 234	1 065	667	461	879	860	(766)	(654)	7 000	6 551
Net finance income/(cost)													(2 268)	(2 346)
Share of results of associates													129	100
Exceptional share of results of associates													(1 143)	—
Income tax expense													(1 244)	(1 231)
Profit													2 474	3 074
Segment assets (non-current)	63 670	63 722	68 182	67 516	13 762	12 917	31 241	34 098	12 484	13 453	2 338	1 973	191 677	193 678
Gross capex	222	357	537	456	414	460	329	402	214	265	288	235	2 002	2 174